GOODWILL AND INTANGIBLE ASSETS - Disclosure of composition of intangible assets and accumulated amortization (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	[1]	$ 37,801	$ 27,388
Balance at end of year	[1]	55,116	37,801	$ 27,388
Capitalized Development costs
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	[2]	20,755	17,233
Balance at end of year	[2]	31,600	20,755	17,233
Distribution rights
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	[1]	3,296	3,562
Balance at end of year	[1]	3,031	3,296	3,562
Customer relationships purchased
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	[1]	3,345	1,213
Balance at end of year	[1]	7,191	3,345	1,213
Technology
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	[2]	1,375	1,096
Balance at end of year	[2]	2,401	1,375	1,096
Goodwill
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	[1]	8,271	3,478
Balance at end of year	[1]	10,196	8,271	3,478
Patents
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	[2]	759	806
Balance at end of year	[2]	697	759	806
Cost
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	[1]	55,687	40,800	30,139
Additions	[1]	14,615	6,708	7,419
Acquired through business combinations	[1]	10,742	7,862	2,913
Disposals	[1]		(30)
Translation differences	[1]	(1,604)	347	329
Balance at end of year	[1]	79,440	55,687	40,800
Cost | Capitalized Development costs
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	[2]	34,209	27,477	20,864
Additions	[2]	14,615	6,708	6,613
Acquired through business combinations	[2]	1,261	0	0
Disposals	[2]		(30)
Translation differences	[2]	(279)	54	0
Balance at end of year	[2]	49,806	34,209	27,477
Cost | Distribution rights
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	[1]	5,292	5,292	5,292
Additions	[1]	0	0	0
Acquired through business combinations	[1]	0	0	0
Disposals	[1]		0
Translation differences	[1]	0	0	0
Balance at end of year	[1]	5,292	5,292	5,292
Cost | Customer relationships purchased
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	[1]	4,188	1,636	1,178
Additions	[1]	0	0	0
Acquired through business combinations	[1]	5,046	2,478	414
Disposals	[1]		0
Translation differences	[1]	(350)	74	44
Balance at end of year	[1]	8,884	4,188	1,636
Cost | Technology
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	[2]	2,921	2,111	1,411
Additions	[2]	0	0	0
Acquired through business combinations	[2]	1,711	769	632
Disposals	[2]		0
Translation differences	[2]	(176)	41	68
Balance at end of year	[2]	4,456	2,921	2,111
Cost | Goodwill
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	[1]	8,271	3,478	1,394
Additions	[1]	0	0	0
Acquired through business combinations	[1]	2,724	4,615	1,867
Disposals	[1]		0
Translation differences	[1]	(799)	178	217
Balance at end of year	[1]	10,196	8,271	3,478
Cost | Patents
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	[2]	806	806	0
Additions	[2]	0	0	806
Acquired through business combinations	[2]	0	0	0
Disposals	[2]		0
Translation differences	[2]	0	0	0
Balance at end of year	[2]	806	806	806
Accumulated amortization:
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	[1]	17,886	13,412	9,402
Amortization	[1]	5,435	4,483	3,995
Acquired through business combinations	[1]	1,116
Disposals	[1]		(30)
Translation differences	[1]	(113)	21	15
Balance at end of year	[1]	24,324	17,886	13,412
Accumulated amortization: | Capitalized Development costs
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	[2]	13,454	10,244	7,067
Amortization	[2]	3,642	3,240	3,177
Acquired through business combinations	[2]	1,116
Disposals	[2]		(30)
Translation differences	[2]	(6)	0	0
Balance at end of year	[2]	18,206	13,454	10,244
Accumulated amortization: | Distribution rights
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	[1]	1,996	1,730	1,466
Amortization	[1]	265	266	264
Acquired through business combinations	[1]	0
Disposals	[1]		0
Translation differences	[1]	0	0	0
Balance at end of year	[1]	2,261	1,996	1,730
Accumulated amortization: | Customer relationships purchased
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	[1]	843	423	246
Amortization	[1]	902	407	172
Acquired through business combinations	[1]	0
Disposals	[1]		0
Translation differences	[1]	(52)	13	5
Balance at end of year	[1]	1,693	843	423
Accumulated amortization: | Technology
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	[2]	1,546	1,015	623
Amortization	[2]	564	523	382
Acquired through business combinations	[2]	0
Disposals	[2]		0
Translation differences	[2]	(55)	8	10
Balance at end of year	[2]	2,055	1,546	1,015
Accumulated amortization: | Goodwill
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	[1]	0	0	0
Amortization	[1]	0	0	0
Acquired through business combinations	[1]	0
Disposals	[1]		0
Translation differences	[1]	0	0	0
Balance at end of year	[1]	0	0	0
Accumulated amortization: | Patents
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	[2]	47	0	0
Amortization	[2]	62	47	0
Acquired through business combinations	[2]	0
Disposals	[2]		0
Translation differences	[2]	0	0	0
Balance at end of year	[2]	$ 109	$ 47	$ 0

[1]	Amortization of customer relationship and distribution rights are included under the selling, general and administrative expenses.
[2]	Amortization of technology and development costs are included in the “depreciation and amortization in respect of technology and capitalized development costs”.